Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and marketable securities held in Trust Account	$ 22,870,730	$ 41,561,656	$ 232,304,005
Liabilities:
Note Payable to related party	1,078,977	257,492
Level 1
Assets:
Cash and marketable securities held in Trust Account	22,870,730	41,561,656	232,304,005
Level 2
Liabilities:
Warrant liability	23,850	31,800	$ 413,400
Level 3
Liabilities:
Note Payable to related party	$ 1,078,977	$ 257,492